CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Cash and cash equivalents		$ 96,648	$ 246,954	$ 65,710	$ 40,686
Restricted cash and short-term deposits - current		31,330	27,306	44,927	56,714
Restricted cash - non-current		141,114	155,627	117,488	136,559
Total cash, cash equivalents, restricted cash and restricted cash equivalents	[1]	$ 269,092	$ 429,887	$ 228,125	$ 233,959

[1]	The following table identifies the balance sheet line-items included in "cash, cash equivalents and restricted cash" presented in the consolidated statements of cash flows: